Offsets	Feb. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Enanta Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-275723
Initial Filing Date	Nov. 22, 2023
Fee Offset Claimed	$ 11,106.90
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 75,250,000.00
Termination / Withdrawal Statement	On November 22, 2023, the registrant filed a Registration Statement on Form S-3 (File No. 333-275723), registering the offer and sale of up to $150,000,000.00 of securities (the "2023 Registration Statement"), of which $75,250,000.00 remain unsold (the "Unsold Securities"). The registrant paid a registration fee of $12,870.00 in connection with the 2023 Registration Statement (excluding $9,270 in fee offsets from a previously-filed prospectus supplement to a prospectus included in a Registration Statement on Form S-3). The 2023 Registration Statement and the offering of the Unsold Securities thereunder have been terminated. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $11,106.90 of the registration fee previously paid in connection with the 2023 Registration Statement in connection with the Unsold Securities to offset the current registration fee that is payable in connection with the registration of securities on this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Enanta Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-275723
Filing Date	Nov. 22, 2023
Fee Paid with Fee Offset Source	$ 12,870.00